united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Destra Multi-Alternative Fund

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

The Corporation Trust Company – Corporation Trust Center

1209 Orange Street, Wilmington, Deleware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: 2/28

Date of reporting period: 05/31/2019

Item 1. Schedule of Investments.

Destra Multi-Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019
Shares	Security	Value
	COMMON STOCKS - 6.79%
	LISTED BUSINESS DEVELOPMENT COMPANIES - 2.26%
25,194	Ares Capital Corp.	$442,407
51,792	BlackRock Capital Investment Corp.	313,860
24,505	Golub Capital BDC, Inc.	429,573
17,971	New Mountain Finance Corp.	250,875
20,605	Oxford Square Capital Corp.	129,193
27,634	PennantPark Floating Rate Capital Ltd.	323,041
27,852	TPG Specialty Lending, Inc.	543,671
27,527	TriplePoint Venture Growth BDC Corp.	368,586
32,516	WhiteHorse Finance, Inc.	473,108
		3,274,314
	PIPELINES - 1.87%
34,363	CrossAmerica Partners LP	551,870
33,500	Delek Logistics Partners LP	1,026,105
19,618	Enable Midstream Partners LP	254,838
77,600	Golar LNG Partners LP	871,448
		2,704,261
	PRIVATE EQUITY - 2.66%
45,000	AllianceBernstein Holding LP	1,223,550
17,711	Icahn Enterprises LP	1,225,601
110,249	Hercules Capital, Inc.	1,406,777
		3,855,928

	TOTAL COMMON STOCKS	9,834,503
	(Cost - $10,134,280)

	REAL ESTATE INVESTMENT TRUSTS - 40.17%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 3.94%
40,800	American Campus Communities, Inc.	1,889,856
125,685	Colony Credit Real Estate, Inc.	1,911,669
45,000	Granite Point Mortgage Trust, Inc.	836,550
23,100	QTS Realty Trust, Inc.	1,066,527
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	5,704,602

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 15.32%
290,378	Healthcare Trust, Inc. #	5,310,540
456,540	Hospitality Investor Trust, Inc. # *	4,338,670
1,081,081	NorthStar Health Care Income, Inc. #	8,122,171
764,346	N1 Liquidating Trust #	557,972
388,931	Steadfast Income REIT, Inc. #	3,878,018
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	22,207,371

	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 20.91%
7,354	Clarion Lion Industrial Trust #	14,569,328
715,000	Treehouse Real Estate Investment Trust, Inc. #	15,730,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	30,299,328

	TOTAL REAL ESTATE INVESTMENT TRUSTS	58,211,301
	(Cost - $54,722,962)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 1.17%
195,508	Cion Investment Corp. # (Cost - $1,885,866)	1,691,140

	PRIVATE BUSINESS DEVELOPMENT COMPANIES - 6.07%
576,348	Owl Rock Capital Corp. # (Cost - $8,845,621)	8,795,066

Destra Multi-Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019
Shares	Security	Value
	PRIVATE INVESTMENT FUNDS - 32.31%
15	AIM Infrastructure MLP Fund II LP #	$4,217,416
250	Arboretum Core Asset Fund, L.P. #	2,505,557
9,910	Clarion Lion Properties Fund #	15,040,003
3	Levine Leichtman Capital Partners VI, LP #	3,366,110
9,076	Mosaic Real Estate Credit, LLC #	10,159,527
3	Ovation Alternative Income Fund #	7,721,739
1	Stepstone Capital Partners IV, L.P. #	3,804,398
	TOTAL PRIVATE INVESTMENT FUNDS	46,814,750
	(Cost - $45,665,041)

	CLOSED-END FUNDS - 8.54%
92,641	Apollo Tactical Income Fund, Inc.	1,335,883
109,949	BlackRock Debt Strategies Fund, Inc.	1,153,365
114,153	BlackRock Multi-Sector Income Trust	1,892,657
58,623	Blackstone/GSO Long-Short Credit Income Fund	888,138
88,000	Brookfield Real Assets Income Fund, Inc.	1,863,840
98,042	DoubleLine Income Solutions Fund	1,960,840
40,000	First Trust Energy Income and Growth Fund	857,600
30,000	First Trust Intermediate Duration Preferred & Income Fund	656,400
41,536	John Hancock Premium Dividend Fund	689,913
78,964	Western Asset Emerging Markets Debt Fund, Inc.	1,073,121
	TOTAL CLOSED-END FUNDS	12,371,757
	(Cost - $13,270,926)

	HEDGE FUND - 18.66%
24,189	Collins Master Access Fund Ltd. # *	27,040,501
	TOTAL HEDGE FUNDS
	(Cost - $24,394,282)

	SHORT-TERM INVESTMENT - 3.05%
	MONEY MARKET FUND - 3.05%
4,423,785	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 2.06% +	4,423,785
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $4,423,785)

	TOTAL INVESTMENTS - 116.76%
	(Cost - $163,342,763)	$169,182,803
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.76)%	(24,282,677)
	NET ASSETS - 100.00%	$144,900,126

LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
* Non-income producing security.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $136,848,156 or 94.44% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on May 31, 2019.

Destra Multi-Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Portfolio Composition as of May 31, 2019

		Percent of Net Assets
	Private Investment Funds	32.31%
	Real Estate Investment Trusts
	Private Real Estate Investment Trusts	20.91%
	Non-Listed Real Estate Investment Trusts	15.32%
	Listed Real Estate Investment Trusts	3.94%
	Hedge Fund	18.66%
	Closed End Funds	8.54%
	Private Business Development Companies	6.07%
	Short-term Investment	3.05%
	Private Equity	2.66%
	Listed Business Development Companies	2.26%
	Pipelines	1.87%
	Non-Listed Business Development Companies	1.17%
	Liabilities In Excess Of Other Assets	(16.76)%
	Net Assets	100.00%

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. The Fund follows the specialized accounting and reporting requirements under generally accepted accounting principles in the United States that are applicable to investment companies.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their net asset value per share and closed-end fund that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded public Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going-concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as a practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Non-traded public Business Development Companies (“BDCs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the BDC issues an updated valuation. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy during their public offering period and transition to Level 3 upon the closing of this public offering period. Private BDCs and the non-traded public BDCs outside of their public offering period provide quarterly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the adviser will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*
Investments:	Practical Expedient (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$9,834,503	$-	$-	$9,834,503
Real Estate Investment Trusts	30,299,328	5,704,602	22,207,371	-	58,211,301
Non-Listed Business Development Companies	1,691,140	-	-	-	1,691,140
Private Business Development Companies	8,795,066	-	-	-	8,795,066
Private Investment Funds	46,814,750	-	-	-	46,814,750
Closed-End Funds	-	12,371,757	-	-	12,371,757
Hedge Fund	27,040,501	-	-	-	27,040,501
Short-Term Investment	-	4,423,785	-	-	4,423,785
Total Investments	$114,640,785	$32,334,647	$22,207,371	$-	$169,182,803

(1) Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the portfolio of investments.

*Refer to the Portfolio of Investments for industry classifications.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

The following is the fair value measurement of investments that are measured at Net Asset Value per Share (or its equivalent) as a practical expedient:
Security Description	Industry	Acquisition Date	Cost	Value	% of Net Assets	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
AIM Infrastructure MLP Fund II, LP.	Private Investment Company	3/12/2014	$6,108,750	$4,217,416	2.9%	$1,391,250	Quarterly	30-60 Days
Arboretum Core Asset Fund, L.P.	Private Investment Company	8/2/2018	2,500,000	2,505,557	1.7%	7,500,000	Annually	30 Days
Cion Investment Corp.	Non-Listed BDC	4/21/2014	1,885,866	1,691,140	1.2%	-	Quarterly	30 Days
Clarion Lion Industrial Trust	REIT	6/29/2015	9,845,318	14,569,328	10.1%	-	Quarterly	90 Days
Clarion Lion Properties Fund	Private Investment Company	4/1/2014	11,000,000	15,040,003	10.4%	-	Quarterly	90 Days
Collins Masters Access Fund, Ltd.	Hedge Fund	6/2/2015	24,394,282	27,040,501	18.7%	-	Subject to advisor approval	30-60 Days
Levine Leichtman Capital Partners VI, LP	Private Investment Company	11/22/2017	4,755,184	3,366,110	2.3%	6,512,358	Subject to advisor approval	n/a
Mosaic Real Estate Credit, LLC	Private Investment Company	7/6/2017	9,999,997	10,159,527	7.0%	-	Subject to advisor approval	2 year lock up, then annual with 90 Days notice
Ovation Alternative Income Fund, LP	Private Investment Company	7/25/2014	7,500,000	7,721,739	5.3%	-	Quarterly	180 Days
Owl Rock Capital Corp.	Private BDC	9/6/2017	8,845,621	8,795,066	6.1%	3,468,353	Quarterly	90 Days
Stepstone Capital Partners IV, L.P.	Private Investment Company	7/30/2018	3,801,110	3,804,398	2.6%	6,198,890	Subject to advisor approval	n/a
Treehouse Real Estate Investment Trust, Inc.	Private Investment Company	12/31/2018	14,980,000	15,730,000	10.9%	-	Subject to advisor approval	n/a
			$105,616,128	$114,640,785		$25,070,851

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$159,364,095	$35,196,706	$(25,377,998)	$9,818,708

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Multi-Alternative Fund

By (Signature and Title)

/s/ Robert Watson

Robert Watson, President

Date 07/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Watson

Robert Watson, President

Date 07/29/19

By (Signature and Title)

/s/ Derek Mullins

Derek Mullins, Treasurer

Date 07/26/19